Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents

23   Cash and cash equivalents

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Cash on hand	12	12
Cash at central bank	198,374	575,044
Cash at banks	2,856,808	824,314
	3,055,194	1,399,370

	At December 31,
	2020	2021
	RMB’000	RMB’000
USD	1,459,069	72,093
RMB	1,369,401	554,781
HKD	212,444	763,126
SGD	6,889	7,335
IDR	4,129	473
MYR	3,262	164
PHP	—	1,398
	3,055,194	1,399,370